Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Warranst of issuance fees	$ 8,727	$ 0	$ 8,727	$ 8,727	$ 0